Classification of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Classification of Financial Assets
(1)	Classification of financial assets as of December 31, 2022 and 2023 are as follows:

		2022
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	3,234,780	—	3,234,780
Current financial assets
Current financial assets at fair value through profit or loss		3,181,791	—	—	—	3,181,791
Current financial assets at amortized costs		—	—	16,762	—	16,762
Current derivative assets		154,730	—	—	134,873	289,603
Other financial assets		—	—	798,819	—	798,819
Trade and other receivables		—	—	10,461,822	—	10,461,822

		3,336,521	—	14,512,183	134,873	17,983,577

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		527,717	—	—	—	527,717
Non-current financial assets at fair value through other comprehensive income		—	502,829	—	—	502,829
Non-current financial assets at amortized costs		—	—	10,236	—	10,236
Non-current derivative assets		538,342	—	—	190,079	728,421
Other financial assets		—	—	1,567,632	—	1,567,632
Trade and other receivables		—	—	2,153,080	—	2,153,080

		1,066,059	502,829	3,730,948	190,079	5,489,915

	￦	4,402,580	502,829	18,243,131	324,952	23,473,492

		2023
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	4,342,887	—	4,342,887
Current financial assets
Current financial assets at fair value through profit or loss		2,054,021	—	—	—	2,054,021
Current financial assets at amortized costs		—	—	28,905	—	28,905
Current derivative assets		227,434	—	—	80,298	307,732
Other financial assets		—	—	716,739	—	716,739
Trade and other receivables		—	—	11,985,735	—	11,985,735

		2,281,455	—	17,074,266	80,298	19,436,019

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		657,264	—	—	—	657,264
Non-current financial assets at fair value through other comprehensive income		—	502,443	—	—	502,443
Non-current financial assets at amortized costs		—	—	9,938	—	9,938
Non-current derivative assets		503,514	—	—	189,148	692,662
Other financial assets		—	—	1,683,907	—	1,683,907
Trade and other receivables		—	—	2,193,587	—	2,193,587

		1,160,778	502,443	3,887,432	189,148	5,739,801

	￦	3,442,233	502,443	20,961,698	269,446	25,175,820

Classification of Financial Liabilities
(2)	Classification of financial liabilities as of December 31, 2022 and 2023 are as follows:

		2022
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	12,457,853	—	12,457,853
Debt securities		—	10,201,149	—	10,201,149
Derivative liabilities		44,994	—	—	44,994
Trade and other payables		—	11,983,549	—	11,983,549

		44,994	34,642,551	—	34,687,545

Non-current liabilities
Borrowings		—	2,962,323	—	2,962,323
Debt securities		—	94,984,040	—	94,984,040
Derivative liabilities		362,252	—	25,505	387,757
Trade and other payables		—	5,638,914	—	5,638,914

		362,252	103,585,277	25,505	103,973,034

	￦	407,246	138,227,828	25,505	138,660,579

		2023
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	16,446,821	—	16,446,821
Debt securities		—	24,674,526	—	24,674,526
Derivative liabilities		18,379	—	—	18,379
Trade and other payables		—	9,089,973	—	9,089,973

		18,379	50,211,320	—	50,229,699

Non-current liabilities
Borrowings		—	3,392,831	—	3,392,831
Debt securities		—	89,117,652	—	89,117,652
Derivative liabilities		410,291	—	23,564	433,855
Trade and other payables		—	4,981,957	—	4,981,957

		410,291	97,492,440	23,564	97,926,295

	￦	428,670	147,703,760	23,564	148,155,994

Classification of Comprehensive Income (Loss) From Financial Instruments
(3)	Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2021, 2022 and 2023 are as follows:

			2021	2022	2023
			In millions of won
Cash and cash equivalents	Interest income	￦	12,692	51,872	100,205
	Gain (loss) on foreign currency transactions and translations		34,923	22,158	(2,073)
Financial assets at fair value through profit or loss	Interest income		18,415	58,540	65,470
	Dividends income		2,949	1,994	4,193
	Gain (loss) on valuation of derivatives		450,896	336,049	144,797
	Gain (loss) on transaction of derivatives		54,352	205,298	130,230
	Gain (loss) on valuation of financial assets		8,858	(37,230)	128,307
	Gain (loss) on disposal of financial assets		4,221	9,358	13,161
Financial assets at fair value through other comprehensive income	Dividends income		7,573	26,881	21,748
Financial assets at amortized cost	Interest income		797	1,308	2,929
	Gain (loss) on foreign currency transactions and translations		(3,647)	5,087	(1,774)
Loans	Interest income		25,196	33,545	44,029
	Gain (loss) on foreign currency transactions and translations		729	596	127
Trade and other receivables	Interest income		144,543	164,653	168,303
	Gain (loss) on disposal of financial assets		2,452	—	—
	Gain (loss) on foreign currency transactions and translations		14,207	1,019	27,363
Short-term financial instruments	Interest income		7,531	15,827	34,260
	Gain (loss) on foreign currency transactions and translations		32,218	3,513	—
Long-term financial instruments	Interest income		12,470	14,371	14,183
	Gain (loss) on foreign currency transactions and translations		27	1	—
Other financial assets	Interest income		230	637	241
Derivatives (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		211,180	149,888	76,814
	Gain (loss) on valuation of derivatives (equity, before tax)		(11,734)	(93,699)	(10,539)
	Gain (loss) on transaction of derivatives		31,351	54,422	19,604
Financial liabilities at fair value through profit or loss	Gain (loss) on valuation of derivatives		2,751	(345,313)	961
	Gain (loss) on transaction of derivatives		(15,358)	(110,236)	(80,640)
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		1,316,269	2,142,220	3,636,887
	Gain (loss) on repayment of financial liabilities		(10)	(15)	—
	Interest expense of trade and other payables		213,765	204,078	200,440
	Interest expense of others		384,423	472,248	614,332
	Other finance income		1,284	927	4,971
	Other finance expenses		2,504	167	1,796
	Gain (loss) on foreign currency transactions and translations		(1,162,835)	(936,269)	(420,203)
Derivatives (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		158,167	83,594	11,627
	Gain (loss) on valuation of derivatives (equity, before tax)		(28,726)	28,647	2,021
	Gain (loss) on transaction of derivatives		13,737	75,201	20,465